Contents of Significant Accounts - Movement of Deferred Tax (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance	$ 4,816,287	$ 3,788,906
Acquisition from business combinations	1,542,895
Amounts recognized in profit or loss during the period	(491,331)	(34,251)
Amounts recognized in other comprehensive income	(451,513)	(386,482)	$ 55,219
Amounts recognized in equity	(1,091)	(57,554)	227
Exchange adjustments	(73,213)	(9,570)
Ending Balance	5,342,127	4,816,287	3,788,906
Increase (decrease) due to changes in accounting policy [member]
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance	93	1,515,238
Ending Balance		93	1,515,238
Adjusted balance at January 1 after the impact of retroactive applications [member]
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance	$ 4,816,380	5,304,144
Ending Balance		$ 4,816,380	$ 5,304,144